EMPLOYEE BENEFITS (Details 5)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	4.60%	4.60%	5.10%
Inflation	2.00%	2.00%	2.00%
Future salary increases	1.00%	1.00%	1.00%
Future pension increases	2.70%	2.70%	2.70%
Medical cost trend rate	6.30%	6.40%	6.40%
Life expectancy for an over 65 years old male	84 years	84 years	84 years
Life expectancy for an over 65 years old female	86 years	86 years	86 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	11.60%	11.70%	11.00%
Inflation	5.00%	3.50%	3.50%
Future salary increases	8.70%	7.10%	7.10%
Future pension increases	4.00%	3.80%	3.80%
Medical cost trend rate	7.10%	7.10%	7.10%
Life expectancy for an over 65 years old male	87 years	87 years	87 years
Life expectancy for an over 65 years old female	89 years	89 years	89 years
Weighted average [member]
IfrsStatementLineItems [Line Items]
Dental claims trend rate	3.50%	3.50%	3.50%